Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

Goodwill

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal Advertising	Weibo	Others	Total
Balance as of January 1, 2015	39,826	11,652	—	51,478
Foreign exchange impact	1,919	(535)	—	1,384

Balance as of December 31, 2015	41,745	11,117	—	52,862
Impairment provided in 2016	(36,726)	—	—	(36,726)
Foreign exchange impact	(5,019)	(851)	—	(5,870)

Balance as of December 31, 2016	$—	$10,266	$—	$10,266
New acquisitions (Note 5)	—	2,318	64,735	67,053
Foreign exchange impact	—	836	3,241	4,077

Balance as of December 31, 2017	$—	$13,420	$67,976	$81,396

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of December 31 and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Company’s goodwill as of December 31, 2016 and 2017 was $10.3 million and $81.4 million respectively.  No new acquisition incurred in 2016, and the fluctuation in its balance in 2017 mainly resulted from the new acquired businesses (see Note 5).

In 2016, the Company witnessed a decrease trend in revenue under portal segment, which was mainly caused by an increasingly competitive online advertising market landscape which led to a shift of advertising budget of brand advertisers, the largest customer segment in terms of revenue contribution for portal advertising business, from portal to APPs. As of December 31, 2016, the Company performed a quantitative analysis for the reporting unit under portal advertising business, with the assistance of an independent third party valuer to determine the fair value of reporting units and the implied fair value of their goodwill. Based on the assessment, the Company provided a full impairment charges of $36.7 million for the goodwill arising from the acquisitions made under portal advertising segment as of December 31, 2016.

In addition, as to the reporting unit under Weibo, the Company also performed a quantitative analysis on it considering the fact of under expectation performance and decreased revenue in 2016. The Company estimated the fair value by using the income approach or market approach. The income approach considered a number of factors, which include, but are not limited to, expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and require the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of the Company’s business. Based on the assessment, the Company concluded that no impairment existed for the reporting unit under Weibo as its fair value of reporting unit was over its carrying amount.

As of December 31, 2017, the Company performed a qualitative analysis, by taking into consideration of macroeconomics, overall financial performance, industry and market conditions and the share price of the Company, on the goodwill arising from newly acquired businesses and Weibo business, in addition to other entity specific factors. Based on the assessment, the Company determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment indicators on its goodwill were noted as of December 31, 2017.

Intangible assets

The following table summarizes the Company’s intangible assets:

	As of December 31, 2016				As of December 31, 2017
	Cost	Accumulated Amortization	Accumulated Impairment	Net	Cost	Accumulated Amortization	Accumulated Impairment	Net
	(In thousands)				(In thousands)
Technology*	$15,698	$(14,196)	(1,243)	$259	$36,859	$(17,274)	(1,243)	$18,342
Software*	1,861	(1,861)	—	—	1,861	(1,861)	—	—
Games*	1,688	(979)	—	709	1,688	(1,308)	—	380
Other*	7,899	(4,800)	(2,225)	874	12,090	(5,776)	(2,225)	4,089

Total	$27,146	$(21,836)	(3,468)	$1,842	$52,498	$(26,219)	$(3,468)	$22,811

* Intangible assets are amortized over the estimated useful lives ranging from one to ten years.

Amortization expense related to intangible assets for the years ended December 31, 2015, 2016 and 2017 was $3.6 million, $1.9 million and $4.6 million, respectively. In 2016, the Company recognized $3.5 million impairment loss of acquired intangible assets, which is related to the All Sure business acquired in 2013, as a result of the Company’s management’s assessment that the impairment existed based on its conclusion that All Sure was unable to provide expected synergies with the portal business. The impaired intangible assets consisted primarily of core technology, trademark and domain names. No impairment on acquired intangible assets was made for the year ended December 31, 2015 and 2017. As of December 31, 2017, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2018	$5,728
2019	5,095
2020	5,092
2021	5,009
2022 and thereafter	1,322

Total expected amortization expense**	$22,246

** The table above excludes indefinite lived intangible assets of $0.6 million.